Loans and Allowance for Credit Losses - Impaired Loans (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Receivables [Abstract]
Impaired loans individually evaluated for impairment	$ 20,361
Impaired loans were evaluated based on the fair value of the loan's collateral	$ 17,700